Summary of Significant Accounting Policies (Table)	11 Months Ended
Dec. 31, 2020
Earnings Per Share, Basic and Diluted [Abstract]
Summary of basic and diluted loss per ordinary share
Accordingly, basic and diluted loss per ordinary share is calculated as follows:

For the Period from January 24, 2020 (Inception) Through December 31, 2020

Net loss	$(125,151)
Less: Income attributable to ordinary shares subject to possible redemption	(207,817)

Adjusted net loss	$(332,968)

Weighted average shares outstanding, basic and diluted	18,400,891

Basic and diluted net loss per ordinary share	$(0.02)